Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

17. Subsequent Events

(A) Dividends: On January 25, 2024, the board of directors of the Partnership declared a cash distribution of $0.15 per common unit for the fourth quarter of 2023. The fourth quarter common unit cash distribution was paid on February 13, 2024, to unit holders of record on February 6, 2024.

(B) Vessel acquisition: On January 2, 2024, the Partnership acquired from CMTC the shares of the vessel-owning company of the LNG/C Axios II (Note 5A) for a total consideration of $314,000 which was funded through debt of $190,000 (Note 7), part of the Umbrella Seller’s Credit in the amount of $92,600 (Note 7) and $31,400 advances, which was netted against the amounts due from CMTC pursuant to the Standby Purchase Agreement on December 21, 2023 (Notes 1, 5C).

(C) Vessel disposals: During the first quarter of 2024 the Partnership agreed to sell, the M/V Akadimos (115,534 dwt / 9,288 TEU), Eco-Flex Wide Beam container vessel, built in 2015, the M/V Fos Express and M/V Seattle Express, two (68,579 dwt and 68,411 dwt, respectively / both 5,100 TEU) sister container vessels, built in 2008, and the M/V Athenian, the M/V Athos and the M/V Aristomenis three (118,834 dwt, 118,888 dwt and 118,712 dwt, respectively / all 9,954 TEU) sister container vessels, built in 2011, to unaffiliated parties for a total amount of $259,400. As of December 31, 2023, the carrying values of the M/V Akadimos, the M/V Fos Express, the M/V Seattle Express, the MV Athenian, the M/V Athos and the M/V Aristomenis were $62,318, $14,527, $14,530, $49,332, $49,216 and $49,724 respectively. The M/V Akadimos, the M/V Athenian and the M/V Athos were delivered to their new owners on March 8, 2024 and April 22, 2024 respectively, while the remaining vessels are expected to be delivered to their new owners at the latest by April 30, 2024. In addition, the M/V Long Beach Express, which presented under assets held for sale in the Partnership’s consolidated balance sheets as of December 31, 2023 (Note 5), was delivered to the new owners on February 26, 2024.

(D) Umbrella Seller’s Credit: On January 2, 2024, upon the delivery of the LNG/C Axios II, the Partnership used a portion of $92,600 of the Umbrella Seller’s Credit, entered into on December 21, 2023 (Note 7).

(E) Repayments of debt: On February 28, 2024 and March 11, 2024, after the deliveries of the M/V Long Beach Express and the M/V Akadimos to their new owners, the Partnership repaid the amounts of $12,789 and $39,973, respectively in line with the Umbrella Seller’s Credit entered into on December 21, 2023. On March 8, 2024 and April 22, 2024 upon the delivery of the M/V Akadimos and the M/V Athos to their new owners the Partnership repaid in full the ICBCFL sale and leaseback agreement and partially the 2020 CMBFL amounting to $38,332 and $25,700 respectively (Note 7).